Rule 497

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 (the "Trust")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 3, 2010

                           DATED: SEPTEMBER 22, 2010

                                      FUND
                      First Trust Strategic Value Index Fund
                 First Trust Dow Jones Internet Index(SM) Fund
              First Trust Dow Jones Select MicroCap Index(SM) Fund
                       First Trust ISE Chindia Index Fund
                 First Trust ISE-Revere Natural Gas Index Fund
                        First Trust ISE Water Index Fund
           First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
              First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
           First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
            First Trust NASDAQ-100-Technology Sector Index(SM) Fund
           First Trust NASDAQ(R) ABA Community Bank Index Fund
          First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund
                       First Trust NYSE Arca Biotechnology Index Fund
                        First Trust S&P REIT Index Fund
                         First Trust US IPO Index Fund
               First Trust Value Line(R) 100 Exchange-Traded Fund
                 First Trust Value Line(R) Dividend Index Fund
             First Trust Value Line(R) Equity Allocation Index Fund

      First Trust Advisors L.P. (the "Advisor") is the investment advisor to each Fund listed above, each a series of the Trust. The Advisor is a limited partnership with one general partner, The Charger Corporation. On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of the Advisor. The transaction is scheduled to be completed by October 15, 2010 and is subject to normal closing conditions. The transaction is not anticipated to result in any changes in the personnel or operations of the Advisor. The consummation of the transaction may be deemed to be an "assignment" (as defined in the Investment Company Act of 1940, as amended) of the Investment Management Agreement between the Trust, on behalf of each Fund, and the Advisor, which would result in the automatic termination of the Investment Management Agreement. On September 20, 2010, the Board of Trustees considered and approved an interim investment management agreement, which will be entered into effective upon the completion of the stock sale and will be in effect for a maximum period of 150 days. The Board of Trustees also approved a new investment management agreement that will be submitted to shareholders of each Fund for approval and would take effect upon such shareholder approval. The new agreements have substantially identical terms to the Investment Management Agreement.

             PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE

                        FIRST TRUST EXCHANGE-TRADED FUND
                                 (the "Trust")

    SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2010

                           DATED: SEPTEMBER 22, 2010

                                      FUND
                     First Trust Strategic Value Index Fund
                 First Trust Dow Jones Internet Index(SM) Fund
              First Trust Dow Jones Select MicroCap Index(SM) Fund
                       First Trust ISE Chindia Index Fund
                 First Trust ISE-Revere Natural Gas Index Fund
                        First Trust ISE Water Index Fund
           First Trust Morningstar(R) Dividend Leaders(SM) Index Fund
              First Trust NASDAQ-100 Equal Weighted Index(SM) Fund
           First Trust NASDAQ-100 Ex-Technology Sector Index(SM) Fund
            First Trust NASDAQ-100-Technology Sector Index(SM) Fund
           First Trust NASDAQ(R) ABA Community Bank Index Fund
          First Trust NASDAQ(R) Clean Edge(R) Green Energy Index Fund
                       First Trust NYSE Arca Biotechnology Index Fund
                        First Trust S&P REIT Index Fund
                         First Trust US IPO Index Fund
               First Trust Value Line(R) 100 Exchange-Traded Fund
                 First Trust Value Line(R) Dividend Index Fund
             First Trust Value Line(R) Equity Allocation Index Fund

      First Trust Advisors L.P. (the "Advisor") is the investment advisor to each Fund listed above, each a series of the Trust. The Advisor is a limited partnership with one general partner, The Charger Corporation. On August 24, 2010, members of the Robert Donald Van Kampen family entered into a Stock Purchase Agreement to sell 100% of the common stock of The Charger Corporation to James A. Bowen, the President of the Advisor. The transaction is scheduled to be completed by October 15, 2010 and is subject to normal closing conditions. The transaction is not anticipated to result in any changes in the personnel or operations of the Advisor. The consummation of the transaction may be deemed to be an "assignment" (as defined in the Investment Company Act of 1940, as amended) of the Investment Management Agreement between the Trust, on behalf of each Fund, and the Advisor, which would result in the automatic termination of the Investment Management Agreement. On September 20, 2010, the Board of Trustees considered and approved an interim investment management agreement, which will be entered into effective upon the completion of the stock sale and will be in effect for a maximum period of 150 days. The Board of Trustees also approved a new investment management agreement that will be submitted to shareholders of each Fund for approval and would take effect upon such shareholder approval. The new agreements have substantially identical terms to the Investment Management Agreement.

            PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND STATEMENT OF
                  ADDITIONAL INFORMATION FOR FUTURE REFERENCE